Securities (Tables)	12 Months Ended
Dec. 31, 2013
Securities [Abstract]
Schedule Of Book Value And Fair Value Of Available For-Sale-Securities

	December 31, 2013
		Gross Unrealized
	Book Value	Gains	(Losses)	Fair Value
Mortgage-backed securities
- Fixed rate	$45,693	$368	$(724)	$45,337
- Variable rate	4,903	77	(128)	4,852
Municipals
- Taxable	9,810	-	(840)	8,970
- Tax exempt	1,634	-	(61)	1,573
Collateralized mortgage obligations	8,940	57	(544)	8,453
Total securities available for sale	$70,980	$502	$(2,297)	$69,185

	December 31, 2012
		Gross Unrealized
	Book Value	Gains	(Losses)	Fair Value
Mortgage-backed securities
- Fixed rate	$42,804	$1,436	$-	$44,240
- Variable rate	2,038	143	-	2,181
Municipals	1,050	-	(50)	1,000
Collateralized mortgage obligations	9,977	158	(5)	10,130
Total securities available for sale	$55,869	$1,737	$(55)	$57,551

Book Value And Fair Value Of Available-For-Sale Securities By Contractual Maturity

	December 31, 2013
	Book Value	Fair Value
Due within one year	$-	$-
Due after one year through five years	-	-
Due after five years through ten years	33,795	33,223
Due after ten years	37,185	35,962
Total securities available for sale	$70,980	$69,185

Schedule Of Fair Values And Related Unrealized Losses In Securities Portfolio

	December 31, 2013
		Less than 12 months		More than 12 months		Total
	Number	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Mortgage-backed securities
- Fixed rate	10	$26,610	$(724)	$-	$-	$26,610	$(724)
- Variable rate	2	3,214	(128)	-	-	3,214	(128)
Municipals
- Taxable	5	8,069	(697)	901	(143)	8,970	(840)
- Tax exempt	1	1,573	(61)	-	-	1,573	(61)
Collateralized mortgage obligations	3	6,361	(544)	-	-	6,361	(544)
Total securities	21	$45,827	$(2,154)	$901	$(143)	$46,728	$(2,297)

	December 31, 2012
		Less than 12 months		More than 12 months		Total
	Number	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Municipals	1	$1,000	$(50)	$-	$-	$1,000	$(50)
Collateralized mortgage obligations	1	3,288	(5)	-	-	3,288	(5)
Total securities	2	$4,288	$(55)	$-	$-	$4,288	$(55)